Derivative Financial Instruments Activity for Derivatives in Cash Flow Hedges & Freestanding Derivatives (Details) (Not Designated as Hedging Instrument [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 85,039		$ (118,007)		$ (78,614)
Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	86,772	[1]	(118,875)	[1]	(69,490)	[1]
Indemnification Asset [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(1,561)	[2]	552	[2]	(8,680)	[2]
Other Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (172)		$ 316		$ (444)

[1]	(1) Interest rate contracts include interest rate lock commitments, forward and optional forward sales commitments, and interest rate swaps.
[2]	(2) Refer to Note 24 for additional information relating to the indemnification asset.